UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-08381
                                                    --------------------------

                         Principal SmallCap Fund, Inc
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                    711 High Street, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Address of principal executive offices)                   (Zip code)

         Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL SMALLCAP FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)



                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.56%)
AEROSPACE & DEFENSE EQUIPMENT (1.46%)
                                                                                $
 Moog /1/                                                     13,870                 603,206
 Orbital Sciences /1/ /2/                                    107,446               1,091,652
                                                                                   1,694,858
AIRLINES (0.45%)
 Pinnacle Airlines /1/                                        43,650                 525,983
APPAREL MANUFACTURERS (1.19%)
 Guess? /1/                                                   48,350                 686,570
 Oxford Industries                                            18,722                 696,084
                                                                                   1,382,654
APPLICATIONS SOFTWARE (0.39%)
 Embarcadero Technologies /1/                                 58,107                 455,559
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.47%)
 Tenneco Automotive /1/                                       33,846                 546,274
BATTERIES & BATTERY SYSTEMS (0.93%)
 Rayovac /1/                                                  28,890               1,085,397
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.59%)
 Drew Industries /1/                                          20,370                 761,431
 NCI Building Systems /1/ /2/                                 28,554               1,083,624
                                                                                   1,845,055
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.57%)
 Eagle Materials                                              22,798               1,818,368
BUILDING PRODUCTS-WOOD (0.82%)
 Universal Forest Products                                    24,317                 951,524
BUILDING-RESIDENTIAL & COMMERCIAL (0.75%)
 M/I Schottenstein Homes                                      15,249                 866,143
CELLULAR TELECOMMUNICATIONS (0.46%)
 Ubiquitel /1/ /2/                                            75,659                 528,856
CHEMICALS-DIVERSIFIED (0.85%)
 FMC /1/                                                      20,940                 988,159
CHEMICALS-SPECIALTY (1.09%)
 MacDermid                                                    39,408               1,266,573
COMMERCIAL BANKS (7.29%)
 AmericanWest Bancorp. /1/                                    14,475                 275,170
 Capital Corp of the West                                     15,968                 720,955
 City Bank                                                     5,813                 204,908
 City Holding                                                 25,114                 826,879
 Columbia Banking Systems                                     46,408               1,092,908
 Community Trust Bancorp                                       9,605                 296,228
 First Midwest Bancorp                                        13,438                 463,611
 Frontier Financial                                           15,116                 581,135
 Hancock Holding                                              11,938                 385,836
 Heritage Commerce /1/                                        16,656                 320,295
 IBERIABANK                                                    8,732                 529,421
 Pacific Capital Bancorp.                                     30,201                 926,567
 Signature Bank /1/                                           18,889                 574,792
 State Financial Services /1/                                  9,843                 292,524
 Vineyard National Bancorp.                                   23,686                 729,292
 Vineyard National Bancorp.-PIPEs /3/                          7,152                 220,210
 Vineyard National Bancorp.-Rights /1/ /3/                     1,788                       -
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Vineyard National Bancorp.-Warrants /1/ /3                                     $
  //4/                                                         4,738                  27,433
                                                                                   8,468,164
COMMERCIAL SERVICE-FINANCE (1.48%)
 Dollar Financial /1/                                         16,010                 256,160
 iPayment /1/                                                 19,352                 908,770
 NCO Group /1/                                                24,459                 557,176
                                                                                   1,722,106
COMPUTER AIDED DESIGN (1.10%)
 ANSYS /1/                                                    39,549               1,277,433
COMPUTER SERVICES (1.28%)
 CACI International /1/                                       13,751                 717,115
 Perot Systems /1/                                            52,175                 769,581
                                                                                   1,486,696
COMPUTERS-INTEGRATED SYSTEMS (0.47%)
 Brocade Communications Systems /1/                           87,493                 542,457
CONTAINERS-METAL & GLASS (2.38%)
 Greif Brothers                                               27,591               1,598,623
 Silgan Holdings                                              19,614               1,171,936
                                                                                   2,770,559
COSMETICS & TOILETRIES (0.42%)
 Elizabeth Arden /1/                                          20,378                 482,347
DATA PROCESSING & MANAGEMENT (1.15%)
 Global Payments /2/                                          12,074                 691,719
 infoUSA /1/                                                  61,660                 643,114
                                                                                   1,334,833
DENTAL SUPPLIES & EQUIPMENT (1.04%)
 Sybron Dental Specialties /1/                                32,092               1,211,794
DISTRIBUTION-WHOLESALE (1.37%)
 United Stationers /1/                                        16,114                 699,509
 Watsco                                                       25,820                 893,630
                                                                                   1,593,139
E-MARKETING-INFORMATION (0.59%)
 Digital River /1/                                            17,502                 684,503
E-SERVICES-CONSULTING (0.90%)
 Websense /1/                                                 19,420               1,042,854
ELECTRIC PRODUCTS-MISCELLANEOUS (0.67%)
 Littelfuse /1/                                               24,349                 775,029
ELECTRIC-INTEGRATED (0.60%)
 Sierra Pacific Resources /1/ /2/                             70,988                 698,522
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.34%)
 Microsemi /1/                                                73,514               1,134,321
 Semtech /1/                                                  23,246                 427,261
                                                                                   1,561,582
ELECTRONIC MEASUREMENT INSTRUMENTS (0.76%)
 LeCroy /1/                                                   37,677                 880,511
ENGINES-INTERNAL COMBUSTION (0.62%)
 Briggs & Stratton                                            18,464                 716,219
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (0.83%)
                                                                                $
 Activision /1/                                               42,861                 968,659
FINANCE-CREDIT CARD (0.68%)
 Advanta                                                      34,869                 793,618
FINANCE-INVESTMENT BANKER & BROKER (0.27%)
 GFI Group /1/                                                 6,523                 171,164
 optionsXpress Holdings /1/                                    7,148                 144,961
                                                                                     316,125
FINANCE-MORTGAGE LOAN/BANKER (0.62%)
 American Home Mortgage Investment                            21,653                 723,860
FOOD-MISCELLANEOUS/DIVERSIFIED (0.55%)
 Ralcorp Holdings /1/                                         14,505                 638,220
FOOD-WHOLESALE & DISTRIBUTION (1.28%)
 Nash Finch /2/                                               35,783               1,491,972
FOOTWEAR & RELATED APPAREL (1.03%)
 Wolverine World Wide                                         37,944               1,192,580
GAS-DISTRIBUTION (1.98%)
 Energen                                                      22,744               1,333,708
 UGI                                                          23,144                 964,411
                                                                                   2,298,119
HOME FURNISHINGS (0.54%)
 Hooker Furniture                                             27,127                 632,873
HUMAN RESOURCES (2.06%)
 Korn/Ferry International /1/                                 48,106                 949,131
 Labor Ready /1/                                              91,508               1,449,487
                                                                                   2,398,618
INTERNET SECURITY (0.70%)
 RSA Security /1/                                             46,209                 813,740
INTERNET TELEPHONY (0.49%)
 j2 Global Communications /1/ /2/                             17,582                 571,063
INVESTMENT COMPANIES (0.87%)
 Apollo Investment                                            59,581               1,012,281
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.73%)
 National Financial Partners                                  21,787                 851,218
LEISURE & RECREATION PRODUCTS (0.66%)
 K2 /1/                                                       54,894                 771,810
MACHINERY TOOLS & RELATED PRODUCTS (0.83%)
 Kennametal                                                   19,664                 962,356
MACHINERY-CONSTRUCTION & MINING (0.84%)
 Terex /1/                                                    22,691                 976,848
MACHINERY-GENERAL INDUSTRY (1.47%)
 Gardner Denver /1/                                           29,841               1,129,780
 Idex                                                         15,033                 579,522
                                                                                   1,709,302
MEDICAL INFORMATION SYSTEM (0.89%)
 Dendrite International /1/                                   57,250               1,035,652
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (1.19%)
                                                                                $
 dj Orthopedics /1/                                           57,380               1,385,727
MEDICAL PRODUCTS (0.98%)
 INAMED /1/                                                   15,108               1,045,474
 VNUS Medical Technologies /1/ /2/                             6,404                  88,375
                                                                                   1,133,849
MEDICAL-BIOMEDICAL/GENE (1.56%)
 Affymetrix /1/ /2/                                           18,600                 765,576
 deCODE genetics /1/                                          68,236                 491,982
 Lexicon Genetics /1/ /2/                                     83,156                 557,145
                                                                                   1,814,703
MEDICAL-DRUGS (0.38%)
 Angiotech Pharmaceuticals /1/                                19,432                 329,955
 Santarus /1/ /2/                                             17,336                 110,257
                                                                                     440,212
MEDICAL-HMO (1.15%)
 Sierra Health Services /1/                                   24,318               1,335,788
MEDICAL-HOSPITALS (0.58%)
 LifePoint Hospitals /1/                                      17,945                 678,321
MEDICAL-NURSING HOMES (0.70%)
 Kindred Healthcare /1/                                       29,529                 808,799
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.86%)
 Apria Healthcare Group /1/                                   30,301                 993,873
METAL PROCESSORS & FABRICATION (0.76%)
 Metals USA /1/ /2/                                           49,379                 883,390
METAL-ALUMINUM (0.49%)
 Century Aluminum /1/ /2/                                     23,063                 574,730
MISCELLANEOUS INVESTING (5.62%)
 Brandywine Realty Trust                                      24,884                 689,287
 Entertainment Properties Trust                               21,105                 888,732
 Gramercy Capital                                             41,694                 894,336
 Healthcare Realty Trust                                      19,244                 701,829
 Newcastle Investment                                         50,506               1,527,301
 Redwood Trust                                                21,764               1,233,148
 Ventas                                                       23,161                 592,922
                                                                                   6,527,555
NETWORKING PRODUCTS (0.61%)
 Adaptec /1/                                                  63,272                 379,632
 Anixter International                                         9,800                 327,614
                                                                                     707,246
OFFICE AUTOMATION & EQUIPMENT (0.46%)
 Global Imaging Systems /1/                                   14,988                 536,421
OIL COMPANY-EXPLORATION & PRODUCTION (2.23%)
 Berry Petroleum /2/                                          18,837               1,019,835
 Houston Exploration /1/                                       8,977                 486,643
 KCS Energy /1/                                               23,310                 339,161
 Meridian Resource /1/ /2/                                   140,156                 744,228
                                                                                   2,589,867
OIL REFINING & MARKETING (0.69%)
 Frontier Oil                                                 28,771                 804,725
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (0.71%)
                                                                                $
 Consolidated Graphics /1/                                    19,408                 819,018
PRIVATE CORRECTIONS (0.82%)
 GEO Group /1/                                                31,989                 958,071
PROPERTY & CASUALTY INSURANCE (1.41%)
 Arch Capital Group /1/ /2/                                   18,132                 665,988
 Stewart Information Services                                 24,193                 975,220
                                                                                   1,641,208
RADIO (0.39%)
 Emmis Communications /1/                                     25,599                 449,774
RECREATIONAL VEHICLES (0.69%)
 Thor Industries                                              23,270                 803,978
RENTAL-AUTO & EQUIPMENT (0.44%)
 Aaron Rents                                                  24,084                 511,544
RESORTS & THEME PARKS (0.75%)
 Vail Resorts /1/                                             36,438                 873,419
RESPIRATORY PRODUCTS (0.99%)
 Respironics /1/                                              19,833               1,148,331
RETAIL-APPAREL & SHOE (1.95%)
 Genesco /1/                                                  25,128                 727,204
 Pacific Sunwear of California /1/                            28,823                 705,875
 Stein Mart /1/                                               42,024                 829,134
                                                                                   2,262,213
RETAIL-COMPUTER EQUIPMENT (0.47%)
 Insight Enterprises /1/                                      28,214                 545,941
RETAIL-MUSIC STORE (0.90%)
 Guitar Center /1/                                            18,177               1,040,633
RETAIL-RESTAURANTS (2.02%)
 CKE Restaurants /1/ /2/                                      72,261               1,047,784
 McCormick & Schmick's Seafood Restaurants /1/                42,011                 613,781
 O'Charley's /1/                                              37,471                 690,778
                                                                                   2,352,343
RETAIL-SPORTING GOODS (0.83%)
 Big 5 Sporting Goods                                         35,285                 966,103
SAVINGS & LOANS-THRIFTS (1.66%)
 Fidelity Bankshares                                          13,551                 364,454
 Independence Community Bank                                  27,254               1,071,082
 WSFS Financial                                                8,715                 498,237
                                                                                   1,933,773
SEISMIC DATA COLLECTION (1.16%)
 Veritas DGC /1/                                              54,037               1,350,385
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.37%)
 Micrel /1/                                                   50,339                 434,929
SEMICONDUCTOR EQUIPMENT (1.15%)
 Mykrolis /1/                                                 59,366                 783,037
 Varian Semiconductor Equipment Associates /1/                15,985                 547,966
                                                                                   1,331,003
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PIPE & TUBE (0.95%)
                                                                                $
 Maverick Tube /1/                                            32,291               1,099,831
TELECOMMUNICATION EQUIPMENT (1.55%)
 Anaren /1/                                                   43,650                 522,491
 Comtech Telecommunications /1/                               39,012               1,281,154
                                                                                   1,803,645
TELECOMMUNICATION SERVICES (0.60%)
 Iowa Telecommunications Services                             34,675                 702,169
TELEPHONE-INTEGRATED (0.59%)
 Cincinnati Bell /1/                                         160,050                 680,213
THEATERS (0.70%)
 Carmike Cinemas                                              22,951                 813,154
THERAPEUTICS (1.99%)
 Connetics /1/                                                30,886                 754,236
 Dyax /1/                                                     83,605                 473,204
 Eyetech Pharmaceuticals /1/ /2/                              15,902                 586,148
 Onyx Pharmaceuticals /1/                                     17,257                 501,143
                                                                                   2,314,731
TRANSACTIONAL SOFTWARE (0.88%)
 Transaction Systems Architects /1/                           48,080               1,021,219
TRANSPORT-MARINE (1.00%)
 OMI                                                          31,721                 555,117
 Overseas Shipholding Group                                   10,912                 608,999
                                                                                   1,164,116
TRANSPORT-TRUCK (1.49%)
 Overnite                                                     29,127                 899,442
 SCS Transportation /1/                                       10,772                 252,280
 USF                                                          17,473                 575,910
                                                                                   1,727,632
WEB PORTALS (0.48%)
 SINA /1/                                                     20,825                 551,863
WIRE & CABLE PRODUCTS (0.56%)
 Encore Wire /1/                                              52,393                 654,913
                                                TOTAL COMMON STOCKS              114,534,423

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.61%)
FINANCE-OTHER SERVICES (2.61%)
 Investment in Joint Trading Account;
 HSBC Funding
                                                           $3,032,499           $
  2.50%; 02/01/05                                                                  3,032,499
                                             TOTAL COMMERCIAL PAPER                3,032,499

                                                Maturity

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.14%)
 Lehman Brothers 2.42%, dated 01/31/05
  maturing 02/01/05 (collateralized by U.S.                                     $
  Treasury Note; $8,395,951; 11/15/06)/5/                  8,293,558               8,293,000
                                        TOTAL REPURCHASE AGREEMENTS                8,293,000
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (108.31%)              125,859,922
LIABILITIES, NET OF CASH, RECEIVABLES, AND OTHER ASSETS (-8.31%)                  (9,651,952)
                                         TOTAL NET ASSETS (100.00%)             $116,207,970
                                                                                ---------------

/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Market value is determined in accordance with procedures established / /in good faith by the Board of Directors. At the end of the period, the / /value of these securities totaled $247,643 or 0.21% of net assets. /
/4 //Restricted Security - The fund held securities, which were purchased in /
  /private placement transactions and may require registration, or an / /exemption therefrom, in order to effect their sale in the ordinary course / /of business. At the end of the period, restricted securities totaled / /$27,433 or 0.02% of net assets./
/5 //Security was purchased with the cash proceeds from securities loans./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 15,533.539
Unrealized Depreciation                        (4,131,639)
                                             ------------
Net Unrealized Appreciation (Depreciation)     11,401,900
Cost for federal income tax purposes         $114,458,022


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal SmallCap Fund, Inc
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------